Fair value measurements - Schedule of Level 3 Fair Value Measurement Inputs (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Aug. 30, 2021 shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Money Market Funds, at Carrying Value	$ 137,482,000	$ 120,969,000
Certificates of Deposit, at Carrying Value	502,000	3,260,000
Municipal Debt Securities, at Carrying Value	111,247,000	59,035,000
US Government Securities, at Carrying Value	969,000
US Government Agencies Securities, at Carrying Value	26,203,000	8,517,000
Foreign Currency Contract, Asset, Fair Value Disclosure	553,000	1,159,000
Assets, Fair Value Disclosure	276,956,000	192,940,000
Foreign Currency Contracts, Liability, Fair Value Disclosure	(111,000)	(164,000)
Liabilities, Fair Value Disclosure	(111,000)	(183,243,000)
Price Adjustment Shares liability	0	(81,715,000)
PublicWarrants		(31,399,000)
Private Placement Warrants		(22,718,000)
Restricted Sponsor Shares liability	$ 0	(47,247,000)
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | TWC Tech Holdings II Corp. (“TWC") | Ordinary shares and vested restricted stock units | Reverse recapitalization agreement, tranche two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration terms, stock price trigger (in USD per share) | $ / shares	$ 15
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, outstanding (in shares) | shares			9,666,667
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Money Market Funds, at Carrying Value	$ 0	0
Assets, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure	$ 0	(151,680,000)
Price Adjustment Shares liability		(81,715,000)
Private Placement Warrants		(22,718,000)
Restricted Sponsor Shares liability		$ (47,247,000)
Level 3 | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, outstanding (in shares) | shares	0	9,666,667
Derivative liability, measurement input	0
Level 3 | Measurement Input, Exercise Price [Member] | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	11.5
Level 3 | Measurement Input, Share Price [Member] | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	8.66
Level 3 | Measurement Input, Expected Term [Member] | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	2.66
Level 3 | Measurement Input, Price Volatility [Member] | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	0.519
Level 3 | Measurement Input, Risk Free Interest Rate [Member] | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	0.0410
Level 3 | Measurement Input, Expected Dividend Rate [Member] | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	0
Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Money Market Funds, at Carrying Value	$ 137,482,000	$ 120,969,000
Assets, Fair Value Disclosure	137,482,000	120,969,000
Liabilities, Fair Value Disclosure	0	(31,399,000)
PublicWarrants		(31,399,000)
Fair Value, Inputs, Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Money Market Funds, at Carrying Value	0	0
Certificates of Deposit, at Carrying Value	502,000
Municipal Debt Securities, at Carrying Value	111,247,000
US Government Securities, at Carrying Value	969,000
US Government Agencies Securities, at Carrying Value	26,203,000
Foreign Currency Contract, Asset, Fair Value Disclosure	553,000
Assets, Fair Value Disclosure	139,474,000	71,971,000
Foreign Currency Contracts, Liability, Fair Value Disclosure	(111,000)	(164,000)
Liabilities, Fair Value Disclosure	$ (111,000)	$ (164,000)